Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 32,004,995	$ 60,430,786
Digital assets	43,978,454	8,010,538
Accounts receivable, net	3,838,433	6,269,847
Prepayments	39,566,121	12,523,989
Other current assets	1,843,266	300,777
Total current assets	121,268,999	87,573,253
Non-current assets:
Equipment, net	81,856,915	106,290,963
Deposits	2,682,520
Deferred tax assets, net	4,224,217	4,471,142
Total non-current assets	88,763,652	110,762,105
Total assets	210,032,651	198,335,358
Current liabilities:
Accounts payables	805,956	38,122
Contract liabilities	47,724,600	6,442,873
Taxes payable	2,232,728	5,126,203
Accrued expenses and other payables	5,367,798	3,291,619
Total current liabilities	86,359,996	82,061,006
Non-current liabilities:
Long-term payables	102,435,202	109,435,141
Deferred tax liabilities, net	3,903,780
Total non-current liabilities	106,338,982	109,435,141
Total liabilities	192,698,978	191,496,147
Commitments and contingencies
Stockholders’ equity:
Ordinary shares ($0.0001 par value; 5,000,000,000 shares authorized; 150,204,348 issued and as of December 31, 2023 and 2022 and 150,000,000 outstanding as of December 31, 2023 and 2022)	15,000	15,000
Treasury shares (204,348 acquired as of December 31, 2023 and 2022)	(2,000,000)	(2,000,000)
Additional paid-in capital	1,547,500	1,547,500
Retained earnings	17,771,173	7,276,711
Total stockholders’ equity	17,333,673	6,839,211
Total liabilities and stockholders’ equity	210,032,651	198,335,358
Related Party
Current assets:
Amount due from related parties	37,730	37,316
Current liabilities:
Amount due to a related party	$ 30,228,914	$ 67,162,189